OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
OTHER COMPREHENSIVE INCOME (LOSS)
5. OTHER COMPREHENSIVE (LOSS) INCOME
Other comprehensive (loss) income consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency.
The change in accumulated other comprehensive loss, net of tax, was as follows:

Years Ended December 31,	2024	2023	2022
Foreign currency translation adjustment:
Beginning balance	$(42,331)	$(47,710)	$(34,176)
Current period other comprehensive (loss) income	(17,562)	5,379	(13,534)

Ending balance	$(59,893)	$(42,331)	$(47,710)